Vanguard PRIMECAP Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	29.89%	14.30%	15.16%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.44%	11.80%	12.99%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.71%	10.96%	12.11%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	29.99%	14.38%	15.25%